Other comprehensive (loss) / income (Tables)	12 Months Ended
Jun. 30, 2021
Other comprehensive (loss) / income
Summary of amounts recognized in consolidated other comprehensive (loss) / income

Amounts recognized in consolidated other comprehensive (loss) / income

	For the year ended June 30, 2019
	Before-tax	Tax (expense) /	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	(4,834)	—	(4,834)
Other comprehensive loss	(4,834)	—	(4,834)

	For the year ended June 30, 2020
	Before-tax	Tax (expense) /	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	6,361	—	6,361
Other comprehensive income	6,361	—	6,361

	For the year ended June 30, 2021
	Before-tax	Tax (expense) /	Net-of-tax
	amount	benefit	amount
	RMB’000	RMB’000	RMB’000
Exchange differences on translation of financial statements of overseas subsidiaries	(16,548)	—	(16,548)
Other comprehensive loss	(16,548)	—	(16,548)